Fair Value Measurements - Summary of Contingent Consideration Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 07, 2016	Aug. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance			$ 54,272	$ 48,362	$ 0
Acquisition and contingent considerations				983
Re-measurement of Fair Value			9,644	0	(1,775)
Settlements of current year contingent consideration			(51,879)	1,380	0
Ending balance			12,037	54,272	48,362
Contingent Consideration Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Acquisition adjustment				(6,500)
Acquisition consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Acquisition and contingent considerations				$ 12,807	$ 50,137
Re-measurement of Fair Value			9,600
Membership interest purchase agreement | TNK Therapeutics | CARgenix Holding LLC
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Settlements of current year contingent consideration			$ (2,300)
Aggregate common stock to be issued (in shares)	309,917	309,917